Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022	$ 1,680
Sale of warrants in private placement
Modification of warrants in connection with private placement
Exercise of warrants
Change in fair value included in net loss	(490)	(30,599)	(31,879)
Balance, September 30, 2023	1,190	2,960	1,680
Liabilities recognized		33,559	33,559
Conversion to Class A Common Stock in the Merger
Settlement of liability
Liability Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022	2,139
Sale of warrants in private placement	2,853
Modification of warrants in connection with private placement	721
Exercise of warrants	(720)		(3,393)
Change in fair value included in net loss	(1,237)	12	(1,415)
Balance, September 30, 2023	3,756	562	2,139
Liabilities recognized		882	7,279
Conversion to Class A Common Stock in the Merger
Settlement of liability		(332)	(332)
PIPE Make Whole Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022
Exercise of warrants
Change in fair value included in net loss		(122)	(830)
Balance, September 30, 2023		1,949
Liabilities recognized		2,071	2,071
Conversion to Class A Common Stock in the Merger
Settlement of liability			(1,241)
SAFEs [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022		1,512	1,512	1,983
Change in fair value included in net loss		10	10	655
Balance, September 30, 2023				1,512
Liabilities recognized
Conversion to Class A Common Stock in the Merger		(1,522)	(1,522)
Settlement of liability
Conversion to Legacy Mobix common stock				$ (1,126)